Consolidated Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–94.76%(b)(c)(d)
Aerospace & Defense–7.52%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.55%	10/03/2026	EUR	4,000	$ 3,894,111
FDH Group Acquisition, Inc., Term Loan A (3 mo. Term SOFR + 6.65%)(e)(f)	12.04%	10/01/2025		$22,247	22,247,468
NAC Aviation 8 Ltd. (Ireland)
Revolver Loan(f)(g)	0.00%	12/31/2026		1,642	1,642,458
Term Loan (1 mo. USD LIBOR + 4.11%)(f)	9.43%	12/31/2026		1,875	0
Term Loan (1 mo. Term SOFR + 4.11%)(f)	9.43%	12/31/2026		1,915	0
					27,784,037

Automotive–8.65%
Constellation Auto (CONSTE/BCA) (United Kingdom), Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.68%	07/27/2029	GBP	4,668	4,208,900
First Brands Group Intermediate LLC, Term Loan B (6 mo. SOFR + 5.43%)	10.88%	03/30/2027		591	582,098
Muth Mirror Systems LLC
Revolver Loan (3 mo. Term SOFR + 6.90%)(e)(f)	12.29%	04/23/2025		1,677	1,537,992
Term Loan (3 mo. Term SOFR + 7.04%)(e)(f)	12.42%	04/23/2025		18,608	17,063,061
Transtar Industries, Inc., Term Loan A (3 mo. Term SOFR + 7.40%)(e)(f)	12.79%	01/22/2027		8,544	8,578,148
					31,970,199

Beverage & Tobacco–0.40%
City Brewing Co. LLC, Term Loan B (h)	–	03/31/2028		1,804	1,466,831

Building & Development–1.38%
Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.43%)	9.62%	07/06/2028	GBP	678	790,710
Empire Today LLC, Term Loan B (1 mo.Term SOFR + 5.00%)	10.46%	04/01/2028		1,512	1,128,679
Interior Logic Group, Inc., Term Loan B (1 mo.Term SOFR + 3.50%)	8.95%	04/01/2028		1,063	890,057
LBM Holdings LLC, First Lien Term Loan (1 mo.Term SOFR + 3.75%)	9.20%	12/17/2027		5	4,960
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo.Term SOFR + 4.75%)	10.20%	02/16/2029		1,654	1,463,017
Mayfair Mall LLC, Term Loan (1 mo. Term SOFR + 3.36%)(f)	8.68%	04/20/2024		899	822,917
					5,100,340

Business Equipment & Services–15.33%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM)
Incremental Term Loan (1 mo.Term SOFR + 4.75%)	10.10%	05/11/2028		1,685	1,669,411
Term Loan (3 mo. EURIBOR + 3.75%)	7.60%	05/12/2028	EUR	95	98,972
Checkout Holding Corp., Term Loan (3 mo. Term SOFR + 9.50%)	14.87%	05/10/2027		233	132,349
Citrix Systems, Inc., Term Loan B (1 mo.Term SOFR + 4.50%)	9.99%	03/30/2029		600	576,458
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.70%	08/08/2026		86	83,328
CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan (3 mo. Term SOFR + 6.40%)(e)(f)	11.78%	03/31/2026		8,064	7,668,743
First Lien Term Loan (3 mo. Term SOFR + 6.40%)(e)(f)	11.78%	03/31/2026		8,304	7,896,734
Revolver Loan(e)(f)(g)	0.00%	03/31/2026		662	629,939
Revolver Loan (3 mo. Term SOFR + 6.40%)(e)(f)	11.78%	03/31/2026		599	569,945
Dun & Bradstreet Corp. (The)
Revolver Loan(f)(h)	–	09/11/2025		269	267,436
Revolver Loan(f)(g)	0.00%	09/11/2025		3,545	3,521,241
Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.85%)(e)(f)	11.24%	10/14/2027		1,517	1,510,410
Revolver Loan(e)(f)(g)	0.00%	10/14/2027		560	558,002
Revolver Loan (3 mo. Term SOFR + 5.85%)(e)(f)	11.15%	10/14/2027		458	456,547
Term Loan (3 mo. Term SOFR + 5.85%)(e)(f)	11.24%	10/14/2027		7,006	6,977,561
Monitronics International, Inc., Term Loan (3 mo.Term SOFR + 7.50%)	13.14%	06/30/2028		6,073	6,093,457

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
NAS LLC (d.b.a. Nationwide Marketing Group)
First Lien Term Loan (3 mo. Term SOFR + 6.65%)(e)(f)	12.04%	06/03/2024		$2,751	$ 2,737,335
Revolver Loan (3 mo. Term SOFR + 6.65%)(e)(f)	12.04%	06/03/2024		184	182,983
Revolver Loan(e)(f)(g)	0.00%	06/03/2024		736	731,935
Term Loan (3 mo. Term SOFR + 6.65%)(e)(f)	12.04%	06/03/2024		8,784	8,740,438
Term Loan (3 mo. Term SOFR + 6.65%)(e)(f)	12.04%	06/03/2024		1,669	1,660,442
Prometric Holdings, Inc., Term Loan (3 mo.Term SOFR + 3.00%)	10.71%	01/31/2028		469	464,704
Protect America, Revolver Loan(f)(h)	–	09/01/2024		808	751,695
Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	10.44%	06/05/2028	GBP	1,369	1,628,826
Spin Holdco, Inc., Term Loan (3 mo.Term SOFR + 4.00%)	9.66%	03/04/2028		335	292,366
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(f)	13.25%	03/20/2027		932	769,125
					56,670,382

Cable & Satellite Television–7.48%
Altice Financing S.A. (Alt-Intl) (Luxembourg)
Term Loan (3 mo. EURIBOR + 5.00%)	8.93%	10/31/2027	EUR	541	563,325
Term Loan B (3 mo. EURIBOR + 5.00%)	8.97%	10/31/2027	EUR	1,992	2,076,031
CSC Holdings LLC, Term Loan B (1 mo.Term SOFR + 4.50%)	9.82%	01/15/2028		1	260
Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 5.50%)(e)(f)	9.35%	09/01/2028	EUR	1,886	2,019,826
Term Loan B-1 (3 mo. Term SOFR + 5.61%)(e)(f)	10.92%	08/31/2028		18,375	17,897,392
SFR-Numericable (YPSO, Alt-Fr) (France), Term Loan B-14 (3 mo. EURIBOR + 5.50%)	9.47%	08/31/2028	EUR	5,479	5,071,539
					27,628,373

Chemicals & Plastics–2.82%
Flint Group (ColourOz Inv) (Germany)
First Lien Term Loan C(h)	–	09/21/2024		1	100
Second Lien Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(f)	9.91%	09/21/2024		32	9,653
Term Loan (3 mo. Term SOFR + 8.26%)	9.14%	06/30/2026		3	3,155
Ineos Quattro Holdings UK Ltd., Term Loan B (1 mo.Term SOFR + 4.25%)	9.70%	04/03/2029		255	248,877
Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo.Term SOFR + 2.50%)	7.96%	05/03/2028		1,583	1,204,315
Term Loan A(f)(h)	–	05/03/2028		191	197,936
Term Loan B(h)	–	05/03/2028		1,402	1,474,812
V Global Holdings LLC (aka Vertellus)
Revolver Loan(e)(f)(g)	0.00%	12/22/2025		310	298,511
Revolver Loan (1 mo. USD LIBOR + 5.75%)(e)(f)	11.17%	12/22/2025		386	371,895
Term Loan (6 mo. Term SOFR + 6.00%)(e)(f)	11.43%	12/22/2027		6,861	6,607,334
					10,416,588

Conglomerates–0.14%
Safe Fleet Holdings LLC
First Lien Incremental Term Loan (1 mo.Term SOFR + 5.00%)(f)	10.44%	02/23/2029		244	245,697
Second Lien Term Loan (1 mo.Term SOFR + 6.75%)	12.20%	02/02/2026		297	288,970
					534,667

Containers & Glass Products–7.49%
Keg Logistics LLC
Revolver Loan(e)(f)(g)	0.00%	11/23/2027		496	472,421
Revolver Loan (3 mo. Term SOFR + 6.15%)(e)(f)	11.53%	11/23/2027		1,366	1,302,038
Term Loan A (1 mo. USD LIBOR + 6.00%)(e)(f)	11.53%	11/16/2027		21,086	20,095,063
Keter Group B.V. (Netherlands)
Term Loan (3 mo. EURIBOR + 8.00%)(f)	11.97%	12/31/2024	EUR	111	119,517
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	8.22%	03/31/2025	EUR	3,763	3,719,373
Term Loan B-3-A(h)	–	03/31/2025	EUR	2,000	1,976,989
					27,685,401

Ecological Services & Equipment–0.11%
TruGreen L.P., Second Lien Term Loan (3 mo.Term SOFR + 8.76%)	14.14%	11/02/2028		609	407,163

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–4.92%
Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	7.85%	10/02/2025	EUR	131	$ 142,165
CommScope, Inc., Term Loan (1 mo.Term SOFR + 3.25%)	8.71%	04/06/2026		$1,277	1,122,616
GoTo Group, Inc. (LogMeIn), First Lien Term Loan (3 mo.Term SOFR + 4.75%)	10.28%	08/31/2027		2,962	1,970,031
Imperva, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.01%)	13.38%	01/11/2027		602	605,919
Infinite Electronics, Second Lien Term Loan (3 mo.Term SOFR + 7.00%)	12.64%	03/02/2029		473	411,532
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(f)	12.06%	08/17/2028	GBP	565	698,673
Term Loan 2 (3 mo. Term SOFR + 6.93%)(f)	12.32%	08/17/2028		730	705,516
Mavenir Systems, Inc., Term Loan B (3 mo.Term SOFR + 4.75%)	10.39%	08/13/2028		1,716	1,256,232
Natel Engineering Co., Inc., Term Loan (1 mo.Term SOFR + 6.25%)	11.70%	04/29/2026		3,455	2,997,431
Native Instruments (Music Creation Group GMBH/APTUS) (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(f)	9.80%	03/03/2028	EUR	1,267	1,319,451
Riverbed Technology, Inc., Term Loan (3 mo. Term SOFR + 2.50%)	9.89%	07/01/2028		1,535	1,064,212
Sandvine Corp., Second Lien Term Loan (1 mo.Term SOFR + 8.00%)(f)	13.45%	11/02/2026		322	238,047
Severin Acquisition LLC, First Lien Term Loan (1 mo.Term SOFR + 3.25%)	8.63%	08/01/2027		129	129,196
SonicWall U.S. Holdings, Inc., Term Loan B (1 mo.Term SOFR + 5.00%)	10.39%	05/16/2028		1,077	1,044,430
Utimaco (Germany)
Term Loan B-1 (6 mo. EURIBOR + 6.00%)(f)	10.28%	05/31/2029	EUR	2,932	2,964,738
Term Loan B-2 (3 mo. Term SOFR + 6.25%)(f)	11.99%	05/31/2029		1,645	1,527,009
					18,197,198

Food Products–8.93%
Alphia, Term Loan B (1 mo.Term SOFR + 5.00%)	10.39%	09/23/2030		1,217	1,148,723
Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	8.14%	02/15/2027	EUR	5,013	4,714,003
BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. Term SOFR + 6.25%)(e)(f)	12.54%	10/05/2026		4,215	4,096,651
Revolver Loan (3 mo. Term SOFR + 7.15%)(e)(f)	12.54%	10/05/2026		662	643,086
Revolver Loan(e)(f)(g)	0.00%	10/05/2026		805	782,257
Term Loan (3 mo. Term SOFR + 7.15%)(e)(f)	12.54%	10/05/2026		4,099	3,984,671
Florida Food Products LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(f)	13.46%	10/08/2029		1,028	796,476
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		155	129,205
Term Loan (1 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		19	14,786
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	13.21%	09/22/2028		161	156,692
Sigma Bidco (Netherlands), Term Loan B (1 mo.Term SOFR + 4.75%)	8.21%	01/02/2028		697	678,186
Teasdale Foods, Inc., Term Loan (3 mo. Term SOFR + 6.50%)(e)(f)	11.84%	12/18/2025		15,995	14,651,903
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	8.14%	09/29/2028	EUR	1,162	1,187,507
					32,984,146

Food Service–1.93%
Areas (Telfer Inv/Financiere Pax), Term Loan B (6 mo. EURIBOR + 4.75%)	8.49%	07/01/2026	EUR	6,762	7,121,169

Forest Products–0.37%
NewLife Forest Restoration LLC, Term Loan (f)(h)	–	01/31/2024		1,375	1,374,852

Health Care–8.40%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom), Incremental Term Loan B (1 mo.Term SOFR + 5.25%)(f)	9.91%	06/08/2028		955	897,900
Inovie Group Bidco (Labosud) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.97%	03/03/2028	EUR	2,000	2,077,479
MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 6.10%)(e)(f)	11.45%	01/29/2027		3,095	3,064,483
Delayed Draw Term Loan (1 mo. Term SOFR + 6.10%)(e)(f)	11.45%	01/29/2027		8,591	8,504,700
Term Loan (1 mo. Term SOFR + 6.10%)(e)(f)	11.45%	01/29/2027		8,607	8,520,781
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG), Second Lien Term Loan (1 mo.Term SOFR + 6.75%)	12.21%	12/17/2029		638	379,541
SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan (1 mo. Term SOFR + 9.10%)(e)(f)	14.42%	03/17/2027		3,134	2,739,287
Term Loan (1 mo. Term SOFR + 7.10%)(e)(f)	14.42%	03/09/2027		4,838	4,228,024
Women’s Care Holdings, Inc. LLC, Second Lien Term Loan (3 mo.Term SOFR + 8.25%)	13.63%	01/15/2029		431	375,176

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Zentiva (AI Sirona Lux Acq) (Luxembourg), Term Loan B (3 mo. EURIBOR + 5.00%)	8.85%	09/30/2028	EUR	233	$ 254,702
					31,042,073

Home Furnishings–1.19%
Hilding Anders AB (Sweden)
PIK Term Loan; 12.00% PIK Rate, 2.84% Cash Rate(f)(i)	12.00%	12/31/2024	EUR	38	0
Term Loan(f)(h)	–	12/31/2024	EUR	5,480	0
Term Loan (6 mo. EURIBOR + 5.00%)	9.11%	02/28/2026	EUR	5,234	1,709,239
Term Loan (6 mo. EURIBOR + 10.00%)(f)	13.97%	12/31/2026	EUR	399	423,631
Term Loan (3 mo. EURIBOR + 10.00%)(f)	13.97%	12/31/2026	EUR	513	544,616
Term Loan (6 mo. EURIBOR)(f)	3.97%	02/26/2027	EUR	5,009	0
Serta Simmons Bedding LLC, Term Loan (1 mo.Term SOFR + 7.50%)	12.82%	06/29/2028		$1,701	1,663,113
Weber-Stephen Products LLC, Incremental Term Loan B (1 mo.Term SOFR + 4.25%)	9.70%	10/30/2027		73	62,682
					4,403,281

Industrial Equipment–1.96%
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo.Term SOFR + 5.50%)	10.90%	06/08/2029		1,062	930,957
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Revolver Loan(f)(g)	0.00%	06/04/2026		1,593	1,473,902
Revolver Loan (1 mo. USD LIBOR + 3.53%)(f)	8.72%	06/04/2026		572	529,396
Term Loan B (3 mo.Term SOFR + 5.00%)	10.66%	12/04/2026		1,359	1,330,088
Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.24%)(f)	8.63%	02/28/2027		327	329,920
Revolver Loan(f)(g)	0.00%	06/24/2027		230	229,719
Second Lien Term Loan (3 mo. Term SOFR + 7.24%)	12.49%	02/28/2027		456	374,829
Third Lien Term Loan (3 mo. Term SOFR + 5.60%)(f)	10.99%	02/28/2027		610	396,475
Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 5.85%)(f)	11.16%	03/31/2028		23	22,822
Revolver Loan(f)(g)	0.00%	03/31/2028		153	148,342
Term Loan (1 mo.Term SOFR + 6.00%)	11.20%	03/31/2028		1,322	1,269,002
Victory Buyer LLC (Vantage Elevator), Second Lien Term Loan (3 mo.Term SOFR + 7.00%)(f)	12.64%	11/19/2029		258	222,914
					7,258,366

Leisure Goods, Activities & Movies–6.43%
Crown Finance US, Inc., Term Loan (1 mo.Term SOFR + 8.50%)	7.38%	07/31/2028		2,508	2,564,129
Parques Reunidos (Piolin Bidco S.A.U.) (Spain)
Revolver Loan(g)	0.00%	03/16/2026		1,433	1,489,689
Revolver Loan (1 mo. EURIBOR + 3.50%)	7.34%	03/16/2026	EUR	1,026	1,066,289
Royal Caribbean Cruises Ltd.
Revolver Loan(f)(g)	0.00%	04/05/2024		3,562	3,295,108
Revolver Loan(f)(h)	–	04/12/2024		264	253,941
Revolver Loan(f)(g)	0.00%	04/12/2024		949	910,584
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.72%	02/27/2027	EUR	1,200	1,042,536
USF S&H Holdco LLC
Term Loan A (3 mo. Term SOFR + 8.00%)(e)(f)	8.00%	06/30/2025		808	808,166
Term Loan A(e)(f)(g)	0.00%	06/30/2025		1,028	1,028,329
Term Loan B (3 mo. Term SOFR + 4.90%)(e)(f)	10.29%	06/30/2025		10,491	10,490,684
Vue International Bidco PLC (United Kingdom), Term Loan (6 mo. EURIBOR + 8.50%)	6.50%	12/31/2027	EUR	2,181	795,146
					23,744,601

Lodging & Casinos–1.70%
HotelBeds (United Kingdom), Term Loan D (6 mo. EURIBOR + 5.25%)	9.23%	09/12/2027	EUR	5,774	6,274,853

Nonferrous Metals & Minerals–0.21%
Form Technologies LLC, First Lien Term Loan (3 mo.Term SOFR + 9.00%)	14.49%	10/22/2025		1,049	794,087

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–2.47%
McDermott International Ltd.
LOC(g)	0.00%	06/30/2024		$4,084	$ 2,909,346
LOC (3 mo. Term SOFR + 4.26%)(f)	9.66%	06/30/2024		1,474	663,352
LOC(g)	0.00%	12/31/2026		1,045	904,157
LOC (3 mo. Term SOFR + 5.01%)(f)	10.41%	12/31/2026		327	269,915
PIK Second Lien Term Loan, 3.00% PIK Rate, 6.46% Cash Rate(i)	3.00%	06/30/2025		975	454,320
Term Loan (1 mo.Term SOFR + 3.11%)(f)	8.46%	06/30/2024		180	130,615
Term Loan (3 mo. Term SOFR + 7.76%)(f)	13.16%	12/31/2026		982	967,520
Petroleum GEO-Services ASA (Norway), Term Loan (1 mo. USD LIBOR + 7.00%)	12.65%	03/19/2024		293	293,778
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo.Term SOFR + 8.00%)	13.46%	08/27/2026		2,551	2,549,160
					9,142,163

Publishing–1.19%
Cengage Learning, Inc., Term Loan B (3 mo.Term SOFR + 4.75%)	10.41%	06/29/2026		2,323	2,324,342
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo.Term SOFR + 5.25%)	10.70%	04/09/2029		2,126	2,064,899
					4,389,241

Radio & Television–0.23%
Diamond Sports Holdings LLC, Second Lien Term Loan (j)(k)	0.00%	08/24/2026		2,582	63,485
iHeartCommunications, Inc., Second Lien Incremental Term Loan (1 mo.Term SOFR + 3.25%)	8.71%	05/01/2026		941	786,132
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo.Term SOFR + 2.50%)	7.96%	09/18/2026		1	319
					849,936

Retailers (except Food & Drug)–1.13%
Douglas (Kirk Beauty GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	849	913,924
Term Loan B-2 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	489	526,721
Term Loan B-3 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	692	744,953
Term Loan B-4 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	1,499	1,613,183
Term Loan B-5 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	334	359,205
					4,157,986

Telecommunications–1.62%
Cincinnati Bell, Inc., Term Loan B-2 (1 mo.Term SOFR + 3.25%)	8.70%	11/22/2028		28	28,131
MLN US HoldCo LLC (dba Mitel)
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	12.20%	11/01/2027		3,739	729,087
Term Loan (3 mo. Term SOFR + 6.54%)	11.94%	11/01/2027		1,591	954,511
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)(f)	14.75%	11/01/2027		1,874	234,313
Telesat LLC, Term Loan B-5 (1 mo.Term SOFR + 2.75%)	8.40%	12/07/2026		1,740	1,189,781
U.S. TelePacific Corp.
First Lien Term Loan (3 mo. Term SOFR + 1.15%)	6.57%	05/02/2026		1,012	394,989
Third Lien Term Loan(f)(h)	–	05/02/2027		100	0
ViaSat, Inc., Term Loan B (1 mo.Term SOFR + 4.50%)	9.94%	05/30/2030		901	869,228
Zayo Group Holdings, Inc., Incremental Term Loan (1 mo.Term SOFR + 4.25%)	9.67%	03/09/2027		1,838	1,577,263
					5,977,303

Utilities–0.76%
Lightstone Holdco LLC
Term Loan B (1 mo.Term SOFR + 5.75%)	11.13%	02/01/2027		1,080	1,018,811
Term Loan C (1 mo.Term SOFR + 5.75%)	11.13%	02/01/2027		61	57,618
Nautilus Power LLC, Term Loan (1 mo.Term SOFR + 5.25%)	10.90%	11/16/2026		2,189	1,718,048
					2,794,477
Total Variable Rate Senior Loan Interests (Cost $384,169,237)					350,169,713

				Shares
Common Stocks & Other Equity Interests–16.79%(l)
Aerospace & Defense–0.00%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759)(f)(m)				221	11

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Shares	Value
Aerospace & Defense–(continued)
NAC Aviation 8 Ltd. (Ireland)(f)	51,776	$ 0
		11

Automotive–0.02%
Cabonline (Sweden)	1,908,761	2
Cabonline (Sweden)	63,547,434	60,499
Cabonline (Sweden)	2,236,496	2
		60,503

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU) (Spain)(f)	5,422	0
Lake at Las Vegas Joint Venture LLC, Class A(f)	2,338	0
Lake at Las Vegas Joint Venture LLC, Class B(f)	28	0
		0

Business Equipment & Services–3.79%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $2,346,937)(m)	116,589	2,448,369
My Alarm Center LLC, Class A(f)	47,742	11,563,263
		14,011,632

Containers & Glass Products–0.02%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $56,094)(m)	13,797	81,057

Electronics & Electrical–0.00%
Riverbed Technology, Inc. (Acquired 07/03/2023; Cost $8,266)(f)(m)(n)	63,581	8,265

Financial Intermediaries–0.05%
RJO Holdings Corp.(f)	2,144	107,203
RJO Holdings Corp., Class A(f)	1,142	57,114
RJO Holdings Corp., Class B(f)	3,334	33
		164,350

Home Furnishings–0.26%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $12,650)(m)	81,610	972,506

Industrial Equipment–0.03%
North American Lifting Holdings, Inc.	62,889	117,917

Leisure Goods, Activities & Movies–3.99%
Crown Finance US, Inc.	115,725	2,198,834
Crown Finance US, Inc.	772	14,668
USF S&H Holdco LLC(e)(f)	11,114	12,528,592
Vue International Bidco PLC (United Kingdom)(f)	2,084,496	0
		14,742,094

Oil & Gas–7.86%
McDermott International Ltd.(f)	447,919	76,594
QuarterNorth Energy Holding, Inc.(f)	163,623	27,660,468
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(f)	26,541	456,505
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(f)	51,116	23,002
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $2,932,743)(f)(m)	163,748	147,373
Southcross Energy Partners L.P.(f)	72,413	0
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,915,487)(m)	376,237	683,435
		29,047,377

Radio & Television–0.00%
iHeartMedia, Inc., Class B(f)(o)	42	79

Retailers (except Food & Drug)–0.21%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $675,080)(m)	420	155,750
Toys R US, Inc.(f)	14	34,372
Vivarte S.A.S. (France)(f)	1,181,133	571,349
		761,471

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

			Shares		Value
Surface Transport–0.56%
Commercial Barge Line Co.(f)				8,956	$ 985,518
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(f)				59,072	36,920
Commercial Barge Line Co., Wts., expiring 04/27/2045(f)				9,414	1,035,917
					2,058,355
Total Common Stocks & Other Equity Interests (Cost $75,805,568)					62,025,617

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–9.78%(p)
Automotive–0.31%
Cabonline (Sweden)(q)	14.00%	03/19/2026	SEK	1,909	181,273
Cabonline (Sweden)(k)(q)	0.00%	04/19/2026	SEK	7,380	597,242
Cabonline (Sweden)(q)	14.00%	03/19/2026	SEK	3,818	363,780
					1,142,295

Building & Development–0.44%
Fagus Holdco PLC (United Kingdom)(f)	0.00%	09/05/2029	EUR	89	97,332
Ideal Standard International S.A. (Luxembourg)	6.38%	07/30/2026	EUR	1,828	1,520,788
					1,618,120

Cable & Satellite Television–0.67%
Altice Finco S.A. (Luxembourg)(q)	4.75%	01/15/2028	EUR	2,932	2,483,964

Electronics & Electrical–0.60%
Castor S.p.A. (Italy)(q)	6.00%	02/15/2029	EUR	1,200	1,169,050
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(q)(r)	9.10%	02/15/2029	EUR	1,000	1,035,398
					2,204,448

Financial Intermediaries–6.09%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(q)(r)	8.97%	08/01/2024	EUR	8,976	6,424,221
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(q)(r)	10.22%	05/01/2026	EUR	3,278	2,922,278
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(q)(r)	10.22%	05/01/2026	EUR	1,000	891,482
Garfunkelux Holdco 3 S.A. (Luxembourg)(q)	6.75%	11/01/2025	EUR	4,345	3,750,251
Kane Bidco Ltd. (United Kingdom)(q)	6.50%	02/15/2027	GBP	989	1,152,598
Very Group Funding PLC (The) (United Kingdom)(q)	6.50%	08/01/2026	GBP	5,493	6,011,080
Very Group Funding PLC (The) (United Kingdom)(q)	6.50%	08/01/2026	GBP	1,250	1,367,895
					22,519,805

Food Products–0.25%
Sigma Holdco B.V. (Netherlands)(q)	5.75%	05/15/2026	EUR	1,000	925,321

Retailers (except Food & Drug)–1.42%
Kirk Beauty SUN GmbH , 9.00% PIK Rate, 8.25% Cash Rate (Germany)(i)(q)	9.00%	10/01/2026	EUR	5,209	5,253,198
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $44,836,940)					36,147,151

			Shares

Preferred Stocks–2.92%(l)
Financial Intermediaries–0.06%
RJO Holdings Corp., Series A-2, Pfd.(f)				649	236,849

Oil & Gas–0.06%
McDermott International Ltd., Pfd.(f)				1,114	222,846
Southcross Energy Partners L.P., Series A, Pfd.(f)				288,393	2,567
					225,413

Surface Transport–2.80%
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045(f)				27,657	649,940
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $978,436)(f)(m)				42,058	5,687,503

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

			Shares		Value

Surface Transport–(continued)
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $687,140)(f)(m)				29,536	$3,994,153

					10,331,596

Total Preferred Stocks (Cost $3,489,642)					10,793,858

	Interest Rate	Maturity Date	Principal Amount (000)(a)

Asset-Backed Securities–2.79%
Structured Products–2.79%
Adagio V CLO DAC, Series V-X, Class ER (Ireland) (3 mo. EURIBOR + 5.15%) (p)(q)(r)	9.12%	10/15/2031	EUR	263	245,698

Babson Euro CLO B.V., Series 2019-1A, Class ER (Ireland) (3 mo. EURIBOR + 7.21%)(p)(q)(r)	11.18%	04/15/2036	EUR	1,750	1,697,559

Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%)(p)(q)(r)	11.02%	04/24/2034	EUR	1,023	1,010,853

Empower CLO Ltd., Series 2023-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.25%)(q)(r)(s)	13.59%	07/15/2036		$2,000	2,000,640

Jubilee CLO DAC, Series 2018-21A, Class ER (Ireland) (3 mo. EURIBOR + 6.07%)(p)(q)(r)	10.04%	04/15/2035	EUR	2,041	2,068,024

Madison Park Euro Funding XV DAC, Series 15A, Class ER (Ireland) (3 mo. EURIBOR + 7.29%)(p)(q)(r)	11.26%	07/15/2036	EUR	3,215	3,301,576

Total Asset-Backed Securities (Cost $11,077,650)					10,324,350

U.S. Dollar Denominated Bonds & Notes–1.22%
Aerospace & Defense–0.21%
Rand Parent LLC (q)	8.50%	02/15/2030		820	775,689

Air Transport–0.04%
Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $138,629)(f)(m)	5.75%	07/15/2025		139	133,999

Building & Development–0.10%
Signal Parent, Inc. (q)	6.13%	04/01/2029		564	367,088

Chemicals & Plastics–0.33%
Windsor Holdings III LLC (Acquired 06/27/2023-07/11/2023; Cost $1,159,393)(m)(q)	8.50%	06/15/2030		1,172	1,207,003

Food Products–0.13%
Teasdale Foods, Inc. (e)(f)	16.25%	06/18/2026		2,426	502,167

Oil & Gas–0.01%
Genesis Energy L.P./Genesis Energy Finance Corp.	8.25%	01/15/2029		34	33,647

Radio & Television–0.01%
Diamond Sports Group LLC/Diamond Sports Finance Co. (j)(k)(q)	0.00%	08/15/2026		1,631	40,775

Telecommunications–0.39%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (q)	7.75%	08/15/2028		1,758	1,451,035

Total U.S. Dollar Denominated Bonds & Notes (Cost $7,970,363)					4,511,403

Municipal Obligations–0.87%
Arizona–0.87%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration LLC) (Green Bonds), Series 2022 A, RB (Acquired 02/22/2022-07/01/2023; Cost $3,555,591) (Cost $2,845,365)(m)(q)	9.00%	01/01/2028		3,813	3,225,496

TOTAL INVESTMENTS IN SECURITIES–129.13% (Cost $530,194,765)					477,197,588

BORROWINGS–(25.17)%					(93,000,000)

OTHER ASSETS LESS LIABILITIES–(3.96)%					(14,645,332)

NET ASSETS–100.00%					$369,552,256

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Investment Abbreviations:

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	This variable rate interest will settle after November 30, 2023, at which time the interest rate will be determined.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $701,502, which represented less than 1% of the Fund’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)	Restricted security. The aggregate value of these securities at November 30, 2023 was $18,744,920, which represented 5.07% of the Fund’s Net Assets.
(n)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,078,901	$44,974,885	$(48,053,786)	$-	$-	$ -	$ 61,772
Invesco Treasury Portfolio, Institutional Class	2,052,601	29,983,256	(32,035,857)	-	-	-	41,071
Investments in Other Affiliates:
Riverbed Technology, Inc.	-	8,265	-	-	-	8,265	-
Total	$5,131,502	$74,966,406	$(80,089,643)	$-	$-	$ 8,265	$ 102,843

(o)	Non-income producing security.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $51,920,467, which represented 14.05% of the Fund’s Net Assets.

(r)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(s)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

The aggregate value of securities considered illiquid at November 30, 2023 was $284,970,456 which represented 77.11% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to		Unrealized Appreciation (Depreciation)
	Counterparty	Deliver	Receive
Currency Risk
12/29/2023	Barclays Bank PLC	USD 5,382,108	GBP 4,292,647	$38,422

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

12/29/2023	BNP Paribas S.A.	EUR	500,000	USD	548,110	$3,230

12/29/2023	BNP Paribas S.A.	USD	17,787	SEK	198,429	1,129

01/31/2024	BNP Paribas S.A.	EUR	28,646,754	USD	31,349,985	87,522

01/31/2024	J.P. Morgan Chase Bank, N.A.	NOK	1,711	USD	161	2

12/29/2023	Morgan Stanley and Co. International PLC	USD	2,151,611	EUR	2,000,000	27,909

12/29/2023	Morgan Stanley and Co. International PLC	USD	5,468,234	GBP	4,357,688	34,426

01/31/2024	Morgan Stanley and Co. International PLC	EUR	28,219,191	USD	30,878,336	82,476

01/31/2024	Royal Bank of Canada	EUR	552,979	USD	605,877	2,406

12/29/2023	State Street Bank & Trust Co.	USD	1,088,217	EUR	1,000,000	1,543

01/31/2024	State Street Bank & Trust Co.	EUR	28,646,754	USD	31,345,851	83,388

01/31/2024	State Street Bank & Trust Co.	SEK	13,286,849	USD	1,278,607	10,169

12/29/2023	Toronto-Dominion Bank (The)	USD	5,464,516	GBP	4,357,687	38,143

Subtotal-Appreciation						410,765

Currency Risk

12/29/2023	Barclays Bank PLC	EUR	27,559,190	USD	29,286,959	(745,952)

01/31/2024	Barclays Bank PLC	GBP	4,309,473	USD	5,405,006	(38,033)

12/29/2023	BNP Paribas S.A.	EUR	27,976,754	USD	29,727,766	(760,189)

12/29/2023	BNP Paribas S.A.	GBP	4,267,260	USD	5,198,587	(189,884)

12/29/2023	BNP Paribas S.A.	SEK	12,129,942	USD	1,098,585	(57,740)

12/29/2023	BNP Paribas S.A.	USD	31,297,791	EUR	28,646,754	(79,697)

12/29/2023	Citibank, N.A.	SEK	1,276,575	USD	114,272	(7,421)

01/31/2024	Goldman Sachs International	GBP	138,948	USD	175,469	(28)

12/29/2023	J.P. Morgan Chase Bank, N.A.	EUR	2,000,000	USD	2,143,849	(35,672)

12/29/2023	J.P. Morgan Chase Bank, N.A.	NOK	1,711	USD	154	(5)

12/29/2023	J.P. Morgan Chase Bank, N.A.	USD	161	NOK	1,711	(2)

12/29/2023	Morgan Stanley and Co. International PLC	GBP	4,537,194	USD	5,525,169	(204,162)

12/29/2023	Morgan Stanley and Co. International PLC	USD	30,826,926	EUR	28,219,191	(74,774)

01/31/2024	Morgan Stanley and Co. International PLC	GBP	4,374,768	USD	5,491,439	(34,070)

12/29/2023	Royal Bank of Canada	GBP	4,203,569	USD	5,116,269	(191,778)

01/31/2024	Royal Bank of Canada	GBP	63,162	USD	79,217	(558)

01/31/2024	Royal Bank of Canada	USD	32,973	SEK	342,167	(308)

12/29/2023	State Street Bank & Trust Co.	EUR	1,000,000	USD	1,070,052	(19,708)

12/29/2023	State Street Bank & Trust Co.	USD	31,293,714	EUR	28,646,754	(75,620)

12/29/2023	State Street Bank & Trust Co.	USD	1,268,792	SEK	13,208,088	(9,688)

12/29/2023	Toronto-Dominion Bank (The)	EUR	27,976,754	USD	29,733,582	(754,372)

01/31/2024	Toronto-Dominion Bank (The)	GBP	4,374,768	USD	5,487,647	(37,862)

12/29/2023	UBS AG	EUR	1,500,000	USD	1,607,865	(26,775)

01/31/2024	UBS AG	USD	1,651,766	EUR	1,500,000	(14,802)

Subtotal-Depreciation						(3,359,100)

Total Forward Foreign Currency Contracts						$(2,948,335)

Abbreviations:

EUR	- Euro
GBP	- British Pound Sterling
NOK	- Norwegian Krone
SEK	- Swedish Krona
USD	- U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$117,897,106	$232,272,607	$350,169,713

Common Stocks & Other Equity Interests	–	6,733,039	55,292,578	62,025,617

Non-U.S. Dollar Denominated Bonds & Notes	–	36,049,819	97,332	36,147,151

Preferred Stocks	–	–	10,793,858	10,793,858

Asset-Backed Securities	–	10,324,350	–	10,324,350

U.S. Dollar Denominated Bonds & Notes	–	3,875,237	636,166	4,511,403

Municipal Obligations	–	3,225,496	–	3,225,496

Total Investments in Securities	–	178,105,047	299,092,541	477,197,588

Other Investments - Assets*

Investments Matured	–	1,044,960	1,285,115	2,330,075

Forward Foreign Currency Contracts	–	410,765	–	410,765

	–	1,455,725	1,285,115	2,740,840

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(3,359,100)	–	(3,359,100)

Total Other Investments	–	(1,903,375)	1,285,115	(618,260)

Total Investments	$–	$176,201,672	$300,377,656	$476,579,328

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2023:

	Value 02/28/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/23

Variable Rate Senior Loan Interests	$290,670,988	$16,146,051	$(61,881,142)	$985,864	$383,037	$(4,960,986)	$2,772,136	$(11,843,341)	$232,272,607

Common Stocks & Other Equity Interests	57,005,087	3,899,170	(45,843)	–	(1,199,351)	(4,926,860)	560,375	–	55,292,578

Preferred Stocks	931,492	426,570	(610,897)	–	(666,227)	7,024,421	3,688,499	–	10,793,858

Investments Matured	354,284	930,831	–	–	–	–	–	–	1,285,115

U.S. Dollar Denominated Bonds & Notes	757,674	272,236	(276,599)	–	–	(117,145)	–	–	636,166

Non-U.S. Dollar Denominated Bonds & Notes	–	–	–	–	–	97,332	–	–	97,332

Total	$349,719,525	$21,674,858	$(62,814,481)	$985,864	$(1,482,541)	$(2,883,238)	$7,021,010	$(11,843,341)	$300,377,656

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Dynamic Credit Opportunity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 11/30/23	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

QuarterNorth Energy Holding, Inc.	$27,660,468	Valuation Service	N/A	N/A	N/A	(a)

FDH Group Acquisition, Inc., Term Loan A	22,247,468	Valuation Service	N/A	N/A	N/A	(b)

Keg Logistics LLC, Term Loan A	20,095,063	Valuation Service	N/A	N/A	N/A	(b)

Lightning Finco Ltd. (LiveU), Term Loan B-1	17,897,392	Valuation Service	N/A	N/A	N/A	(b)

Muth Mirror Systems LLC, Term Loan	17,063,061	Valuation Service	N/A	N/A	N/A	(b)

Teasdale Foods, Inc., Term Loan	14,651,903	Valuation Service	N/A	N/A	N/A	(b)

USF S&H Holdco LLC	12,528,592	Valuation Service	N/A	N/A	N/A	(b)

My Alarm Center LLC, Class A	11,563,263	Valuation Service	N/A	N/A	N/A	(a)

USF S&H Holdco LLC, Term Loan B	10,490,684	Valuation Service	N/A	N/A	N/A	(b)

NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan	8,740,438	Valuation Service	N/A	N/A	N/A	(b)

Transtar Industries, Inc., Term Loan A	8,578,148	Valuation Service	N/A	N/A	N/A	(b)

MB2 Dental Solutions LLC, Term Loan	8,520,781	Valuation Service	N/A	N/A	N/A	(b)

MB2 Dental Solutions LLC, Delayed Draw Term Loan	8,504,700	Valuation Service	N/A	N/A	N/A	(b)

CV Intermediate Holdco Corp. (Class Valuation), First Lien Term Loan	7,896,734	Valuation Service	N/A	N/A	N/A	(b)

CV Intermediate Holdco Corp. (Class Valuation), Delayed Draw Term Loan	7,668,743	Valuation Service	N/A	N/A	N/A	(b)

Lamark Media Group LLC, Term Loan	6,977,561	Valuation Service	N/A	N/A	N/A	(b)

V Global Holdings LLC (aka Vertellus), Term Loan	6,607,334	Valuation Service	N/A	N/A	N/A	(b)

Commercial Barge Line Co., Series B, Pfd.	5,687,503	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Dynamic Credit Opportunity Fund